Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Basic Materials (1.4%)
Linde plc	67,915	17,415
Air Products & Chemicals Inc.	28,587	8,008
Ecolab Inc.	33,163	7,367
DuPont de Nemours Inc.	94,789	6,014
Dow Inc.	95,921	5,085
Newmont Corp.	51,925	3,054
LyondellBasell Industries NV Class A	16,217	1,380
		48,323
Consumer Discretionary (16.8%)
* Amazon.com Inc.	55,039	174,366
* Tesla Inc.	96,369	54,699
Home Depot Inc.	139,121	38,593
Walt Disney Co.	233,563	34,570
* Netflix Inc.	57,010	27,975
Walmart Inc.	183,031	27,965
Costco Wholesale Corp.	57,077	22,361
NIKE Inc. Class B	160,889	21,672
McDonald's Corp.	96,253	20,929
Lowe's Cos. Inc.	97,716	15,226
Starbucks Corp.	151,177	14,818
Target Corp.	64,627	11,602
* Booking Holdings Inc.	5,331	10,814
TJX Cos. Inc.	139,346	8,850
Activision Blizzard Inc.	99,757	7,929
* Uber Technologies Inc.	147,237	7,312
General Motors Co.	166,443	7,297
Dollar General Corp.	32,153	7,028
Estee Lauder Cos. Inc. Class A	26,197	6,427
Ross Stores Inc.	45,961	4,942
* Electronic Arts Inc.	37,363	4,773
Ford Motor Co.	505,875	4,593
eBay Inc.	85,718	4,323
* O'Reilly Automotive Inc.	9,556	4,228
Yum! Brands Inc.	38,790	4,104
Marriott International Inc. Class A	31,515	3,998
VF Corp.	40,300	3,361
Las Vegas Sands Corp.	49,501	2,758
Hilton Worldwide Holdings Inc.	17,967	1,862
Southwest Airlines Co.	38,270	1,773
* AutoZone Inc.	1,534	1,745
Sirius XM Holdings Inc.	70,316	456
Fox Corp. Class B	35	1
		563,350

Consumer Staples (5.9%)
Procter & Gamble Co.	321,378	44,630
PepsiCo Inc.	178,984	25,815
Coca-Cola Co.	499,738	25,786
Philip Morris International Inc.	201,329	15,251
CVS Health Corp.	169,127	11,465
Mondelez International Inc. Class A	184,592	10,605
Altria Group Inc.	240,218	9,568
Colgate-Palmolive Co.	110,794	9,488
Kimberly-Clark Corp.	44,043	6,136
General Mills Inc.	78,905	4,799
Sysco Corp.	62,395	4,448
Constellation Brands Inc. Class A	20,672	4,255
* Monster Beverage Corp.	47,687	4,043
Walgreens Boots Alliance Inc.	95,522	3,631
Brown-Forman Corp. Class B	40,070	3,232
Kroger Co.	95,916	3,165
Kraft Heinz Co.	87,219	2,873
Hershey Co.	19,081	2,822
Keurig Dr Pepper Inc.	72,666	2,213
McKesson Corp.	10,530	1,894
Archer-Daniels-Midland Co.	35,880	1,786
		197,905
Energy (1.9%)
Chevron Corp.	248,773	21,688
Exxon Mobil Corp.	546,360	20,833
ConocoPhillips	138,646	5,485
Schlumberger Ltd.	179,902	3,740
Kinder Morgan Inc.	249,295	3,585
EOG Resources Inc.	75,560	3,542
Phillips 66	28,211	1,709
Williams Cos. Inc.	78,595	1,649
Marathon Petroleum Corp.	42,183	1,640
Valero Energy Corp.	26,431	1,421
		65,292
Financials (9.6%)
* Berkshire Hathaway Inc. Class B	240,665	55,091
JPMorgan Chase & Co.	393,895	46,432
Bank of America Corp.	1,007,995	28,385
Citigroup Inc.	269,061	14,817
Wells Fargo & Co.	505,765	13,833
BlackRock Inc.	18,737	13,085
Morgan Stanley	186,830	11,552
S&P Global Inc.	31,138	10,954
Goldman Sachs Group Inc.	44,506	10,262
Charles Schwab Corp.	181,707	8,864
CME Group Inc.	46,353	8,113
Truist Financial Corp.	174,118	8,083
PNC Financial Services Group Inc.	54,832	7,571
US Bancorp	175,183	7,570
Marsh & McLennan Cos. Inc.	65,523	7,511
Intercontinental Exchange Inc.	70,231	7,410
Chubb Ltd.	49,580	7,329
Progressive Corp.	75,762	6,600
Aon plc Class A	29,994	6,145
Moody's Corp.	20,613	5,820

	Blackstone Group LP Class A	86,742	5,165
	Travelers Cos. Inc.	32,703	4,240
	Allstate Corp.	40,319	4,127
	MetLife Inc.	88,274	4,076
	Bank of New York Mellon Corp.	103,212	4,038
	T. Rowe Price Group Inc.	27,908	4,002
	Prudential Financial Inc.	51,001	3,857
	Aflac Inc.	87,456	3,842
	American International Group Inc.	55,834	2,146
*	Berkshire Hathaway Inc. Class A	5	1,718
	State Street Corp.	21,738	1,532
*,^	Rocket Cos. Inc. Class A	12,804	265
			324,435
Health Care (13.2%)
	Johnson & Johnson	340,403	49,249
	UnitedHealth Group Inc.	122,849	41,319
	Pfizer Inc.	718,306	27,518
	Merck & Co. Inc.	326,909	26,280
	Abbott Laboratories	228,860	24,767
	AbbVie Inc.	228,125	23,857
	Thermo Fisher Scientific Inc.	51,172	23,794
	Medtronic plc	173,635	19,742
	Danaher Corp.	82,539	18,541
	Bristol-Myers Squibb Co.	291,366	18,181
	Amgen Inc.	75,738	16,817
	Eli Lilly and Co.	111,284	16,208
*	Intuitive Surgical Inc.	15,143	10,995
	Stryker Corp.	43,673	10,193
	Anthem Inc.	32,543	10,138
	Cigna Corp.	47,522	9,939
	Zoetis Inc.	61,447	9,855
	Gilead Sciences Inc.	162,015	9,829
	Becton Dickinson and Co.	37,468	8,799
*	Vertex Pharmaceuticals Inc.	33,694	7,674
	Humana Inc.	17,150	6,869
*	Edwards Lifesciences Corp.	80,362	6,742
*	Regeneron Pharmaceuticals Inc.	12,807	6,609
*	Boston Scientific Corp.	184,852	6,128
*	Illumina Inc.	18,867	6,077
	HCA Healthcare Inc.	34,898	5,239
	Baxter International Inc.	65,551	4,986
*	Biogen Inc.	20,471	4,917
	Agilent Technologies Inc.	39,959	4,671
	Zimmer Biomet Holdings Inc.	26,712	3,983
*	Alexion Pharmaceuticals Inc.	13,470	1,645
*	Viatris Inc.	79,360	1,335
			442,896
Industrials (13.1%)
	Visa Inc. Class A	217,927	45,841
	Mastercard Inc. Class A	115,514	38,872
*	PayPal Holdings Inc.	151,701	32,482
	Accenture plc Class A	82,218	20,480
	Honeywell International Inc.	90,676	18,491
	Union Pacific Corp.	87,765	17,911
	United Parcel Service Inc. Class B	91,378	15,632
	Boeing Co.	69,274	14,597

Raytheon Technologies Corp.	197,444	14,161
3M Co.	74,424	12,855
Caterpillar Inc.	70,043	12,159
Fidelity National Information Services Inc.	80,053	11,881
General Electric Co.	1,131,169	11,515
Lockheed Martin Corp.	30,729	11,216
* Square Inc.	47,890	10,103
Deere & Co.	36,454	9,537
American Express Co.	78,146	9,267
Automatic Data Processing Inc.	52,782	9,178
CSX Corp.	98,940	8,909
FedEx Corp.	30,449	8,726
* Fiserv Inc.	73,584	8,475
Sherwin-Williams Co.	10,637	7,952
Norfolk Southern Corp.	32,915	7,801
Illinois Tool Works Inc.	36,761	7,760
Global Payments Inc.	38,715	7,557
Eaton Corp. plc	51,768	6,270
Emerson Electric Co.	77,270	5,936
Northrop Grumman Corp.	19,413	5,868
Capital One Financial Corp.	59,036	5,056
General Dynamics Corp.	31,542	4,711
Trane Technologies plc	30,990	4,532
PPG Industries Inc.	30,521	4,479
Parker-Hannifin Corp.	16,658	4,452
Johnson Controls International plc	96,181	4,428
Cummins Inc.	19,130	4,422
Paychex Inc.	41,849	3,898
PACCAR Inc.	44,770	3,898
Stanley Black & Decker Inc.	20,708	3,817
Rockwell Automation Inc.	7,462	1,907
Otis Worldwide Corp.	27,756	1,858
		438,890
Real Estate (1.4%)
American Tower Corp.	57,304	13,249
Prologis Inc.	95,472	9,552
Crown Castle International Corp.	54,194	9,081
Equinix Inc.	11,436	7,980
Public Storage	19,200	4,310
Simon Property Group Inc.	21,027	1,736
Welltower Inc.	27,071	1,705
Equity Residential	24,074	1,394
		49,007
Technology (29.8%)
Apple Inc.	1,989,699	236,874
Microsoft Corp.	978,237	209,411
* Facebook Inc. Class A	310,770	86,074
* Alphabet Inc. Class A	38,611	67,739
* Alphabet Inc. Class C	36,927	65,019
NVIDIA Corp.	75,788	40,627
* Adobe Inc.	61,964	29,648
* salesforce.com Inc.	110,652	27,198
Intel Corp.	549,712	26,579
QUALCOMM Inc.	145,843	21,464
Broadcom Inc.	51,928	20,853
Texas Instruments Inc.	118,344	19,083

	Oracle Corp.		257,871	14,884
	International Business Machines Corp.		115,110	14,218
*	Advanced Micro Devices Inc.		151,717	14,058
*	ServiceNow Inc.		24,802	13,258
	Intuit Inc.		32,025	11,273
*	Zoom Video Communications Inc. Class A		22,302	10,668
	Applied Materials Inc.		118,205	9,749
*	Micron Technology Inc.		143,546	9,200
	Lam Research Corp.		18,861	8,538
*	Autodesk Inc.		28,349	7,944
	Analog Devices Inc.		47,696	6,634
	Roper Technologies Inc.		13,585	5,801
	Cognizant Technology Solutions Corp. Class A		70,116	5,478
*	Workday Inc. Class A		22,503	5,058
	TE Connectivity Ltd.		42,478	4,841
	HP Inc.		185,075	4,059
*	Dell Technologies Inc.		31,416	2,169
*,^	VMware Inc. Class A		10,270	1,437
*	Snowflake Inc. Class A		3,585	1,168
				1,001,004
Telecommunications (4.1%)
	Verizon Communications Inc.		535,033	32,321
	Comcast Corp. Class A		589,296	29,606
	AT&T Inc.		920,968	26,478
	Cisco Systems Inc.		491,090	21,127
*	Charter Communications Inc. Class A		18,479	12,048
*	T-Mobile US Inc.		72,073	9,582
	L3Harris Technologies Inc.		27,960	5,368
				136,530
Utilities (2.4%)
	NextEra Energy Inc.		253,108	18,626
	Duke Energy Corp.		95,027	8,805
	Dominion Energy Inc.		108,600	8,524
	Southern Co.		136,577	8,174
	Waste Management Inc.		54,675	6,513
	American Electric Power Co. Inc.		64,129	5,444
	Exelon Corp.		125,835	5,168
	Sempra Energy		37,488	4,779
	Xcel Energy Inc.		67,894	4,573
	Public Service Enterprise Group Inc.		65,495	3,817
	Republic Services Inc. Class A		26,726	2,585
	Consolidated Edison Inc.		21,634	1,650
	PPL Corp.		49,780	1,415
				80,073
Total Common Stocks (Cost $2,148,862)				3,347,705
		Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1,2 Vanguard Market Liquidity Fund (Cost $8,501)		0.109%	85,008	8,501
Total Investments (99.9%) (Cost $2,157,363)				3,356,206
Other Assets and Liabilities -Net (0.1%)				4,123
Net Assets (100%)				3,360,329
Cost is in $000.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,550,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $1,602,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	73	13,225	609

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with t he use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At November 30, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.